United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
HIGH NET WORTH INVESTORS--CAPITAL APPRECIATION
--------------------------------------------------------------------------------

AllianceBernstein Select Investor Series
Premier Portfolio

Semi-Annual Report
April 30, 2003

                               [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ----------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 16, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Premier Portfolio (the "Portfolio") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital through all market conditions. The Portfolio invests primarily in a non-diversified portfolio of equity securities of large, intensively researched, high-quality companies that are judged likely to achieve superior earnings growth. To take advantage of investment opportunities in both rising and falling markets and in an effort to enhance returns, the Portfolio may engage in short-selling and other investment practices, such as options, futures, forwards, and leverage. In contrast to most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting substantially all of the Portfolio's net assets. This Fund is designed for the sophisticated investor who appreciates both the potential and risk of the Portfolio's investment strategies.

Investment Results

The following table provides performance data for the Portfolio and its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended April 30, 2003.

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                             -------------------
                                                                   Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------
AllianceBernstein Select Investor Series Premier Portfolio
  Class A                                                     -1.48%    -17.73%
--------------------------------------------------------------------------------
  Class B                                                     -1.80%    -18.34%
--------------------------------------------------------------------------------
  Class C                                                     -1.94%    -18.46%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                      4.28%    -14.35%
--------------------------------------------------------------------------------

* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded


--------------------------------------------------------------------------------
                  ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 1

------------------
SEMI-ANNUAL REPORT
------------------

      in the United States. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Premier Portfolio.

      Additional investment results appear on pages 4-6.

During the six-month period ended April 30, 2003, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index, due to its underweight position in technology, overweight position in financials and specific stock selections. Although the technology sector performed well for the six-month period, the Portfolio's underweight position detracted from relative performance. In addition, with the technology sectors, holdings such as Intel Corp., Microsoft Corp. and Peoplesoft were notable underperformers. The Portfolio's relative overweight position in the financial sector also negatively impacted performance. In health care, underperformance by Tenet Healthcare Corp. and Cardinal Health, Inc. was offset to some extent by outperformance from Amgen, Inc., Medtronic, Inc. and St. Jude Medical, Inc. Outside of these sectors, strong outperformance by Colgate-Palmotive Co., The Procter & Gamble Co., Avon Products, Inc. and Comcast was not enough to offset weakness by The Home Depot, Inc. and Viacom, Inc.

For the 12-month period under review, the Portfolio underperformed its benchmark due mainly to poor stock selection in the health care and consumer discretionary sectors. The health care sector performed well for most of the period until, in October, Tenet Healthcare suffered amid controversy over aggressive billing practices to Medicare. Wyeth and Baxter also underperformed for the period, largely offsetting positive contributions from Amgen, UnitedHealth Group, Inc., St. Jude Medical and Medtronic.

Within the consumer discretionary sector, retail positions that negatively impacted the Portfolio included Home Depot, Target and Kohl's Corp. Additionally, media and advertising experience a diffcult environment as Clear Channel Communications, Inc. and AOL Time Warner, Inc also underperformed.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

Market Review and Investment Strategy

Volatility characterized U.S. equity markets for the 12-month period. Weak corporate earnings, geopolitical risks and corporate scandals weighed on the market for most of the period. Corporate capital spending and employment were cut as poor revenue and earnings visibility forced most corporations into a retrenchment mode. However, consumer spending remained relatively strong as low interest rates drove a strong home mortgage refinancing market. Military success in Iraq lifted one of the clouds that weighed on the market for most of the period.

During the period, the Portfolio remained largely "barbelled" with a balance of steady growth stocks with more cyclical positions. We maintained a generally cautious approach to investments, waiting for evidence of a turn in capital spending, particularly as it related to the technology positions. Throughout the period, the technology sector as a whole remained the Portfolio's greatest underweight, relative to its growth benchmark. The Portfolio's largest overweight position existed was in the financial sector. We remained attentive to the consumer, focusing on stock-specific retail positions that exhibited market dominance and superior management. In the final months of the period, as evidence of a gradual economic recovery accumulated, we became more aggressive in the Portfolio.


--------------------------------------------------------------------------------
                  ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 3

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2003

INCEPTION DATES         PORTFOLIO STATISTICS

Class A Shares          Net Assets ($mil): $86.7
7/29/98
Class B Shares
7/29/98
Class C Shares
7/29/98

SECTOR BREAKDOWN

Finance

  10.2% Miscellaneous
   5.4% Insurance
   5.0% Mortgage Banking
   4.4% Brokerage & Money Management
   2.3% Banking - Money Center

Technology

   7.0% Computer Software
   5.6% Communication Equipment
   5.2% Semiconductor Components
   2.3% Computer Hardware/Storage               [PIE CHART OMITTED]
   1.1% Computer Services
   0.7% Semiconductor Capital Equipment
   0.6% Internet Infrastructure

Consumer Services

  10.0% Retail - General Merchandise
   9.1% Broadcasting & Cable
   2.1% Cellular Communications
   0.4% Entertainment & Leisure

Health Care

   6.5% Medical Products
   5.3% Medical Services
   3.0% Biotechnology
   2.4% Drugs

Consumer Staples

   3.1% Household Products
   1.7% Retail - Food & Drug
   1.7% Cosmetics
   1.0% Beverages
   0.8% Food

Capital Goods

   2.5% Miscellaneous

Aerospace & Defense

   0.6% Miscellaneous

All data as of April 30, 2003. The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2003

COUNTRY BREAKDOWN

  94.3% United States
   3.1% Finland                         [PIE CHART OMITTED]
   1.6% United Kingdom
   1.0% Taiwan

All data as of April 30, 2003. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                  ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 5

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -17.73%                   -21.27%
            Since Inception*          -6.00%                    -6.85%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -18.34%                   -21.61%
            Since Inception*          -6.68%                    -6.68%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -18.46%                   -19.27%
            Since Inception*          -6.71%                    -6.71%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                  Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year       -33.47%           -33.79%          -31.72%
            Since Inception*       -8.68%            -8.51%           -8.51%

The Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio employs leverage and specialized hedging techniques in an effort to achieve maximum total return. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all classes: 7/29/98.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                            --------------------
                                                            TEN LARGEST HOLDINGS
                                                            --------------------

TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                 Percent of
Company                                                  Value   Net Assets
--------------------------------------------------------------------------------
Microsoft Corp.                                    $ 4,978,479         5.7%
--------------------------------------------------------------------------------
MBNA Corp.                                           4,960,872         5.7
--------------------------------------------------------------------------------
Citigroup, Inc.                                      3,925,000         4.5
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                3,829,760         4.4
--------------------------------------------------------------------------------
Viacom, Inc. Cl. B                                   3,620,741         4.2
--------------------------------------------------------------------------------
Freddie Mac                                          3,207,660         3.7
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             3,086,355         3.6
--------------------------------------------------------------------------------
Medtronic, Inc.                                      2,931,236         3.4
--------------------------------------------------------------------------------
Comcast Corp.-Special Cl. A                          2,834,658         3.3
--------------------------------------------------------------------------------
Kohl's Corp.                                         2,828,640         3.3
--------------------------------------------------------------------------------
                                                   $36,203,401        41.8%


--------------------------------------------------------------------------------
                  ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                                 Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS-95.4%

Finance-26.0%
Banking-Money Center-2.3%
J.P. Morgan Chase & Co. ..........................      54,700     $  1,605,445
SLM Corp. ........................................       3,800          425,600
                                                                   ------------
                                                                      2,031,045
                                                                   ------------
Brokerage & Money Management-4.5%
Lehman Brothers Holdings, Inc. ...................       9,900          623,403
Merrill Lynch & Co., Inc. ........................      58,300        2,393,215
Morgan Stanley ...................................      18,900          845,775
                                                                   ------------
                                                                      3,862,393
                                                                   ------------
Insurance-3.9%
American International Group, Inc. ...............       9,500          550,525
The Progressive Corp. ............................      25,700        1,747,600
Travelers Property Casualty Corp., Cl. A .........      65,114        1,056,800
                                                                   ------------
                                                                      3,354,925
                                                                   ------------
Mortgage Banking-5.0%
Fannie Mae .......................................      16,000        1,158,240
Freddie Mac ......................................      55,400        3,207,660
                                                                   ------------
                                                                      4,365,900
                                                                   ------------
Miscellaneous-10.3%
Citigroup, Inc. ..................................     100,000        3,925,000
MBNA Corp. .......................................     262,480        4,960,872
                                                                   ------------
                                                                      8,885,872
                                                                   ------------
                                                                     22,500,135
                                                                   ------------
Technology-22.6%
Communication Equipment-5.6%
Cisco Systems, Inc.(a) ...........................     143,100        2,152,224
Nokia Corp. ADR (Finland) ........................     163,400        2,707,538
                                                                   ------------
                                                                      4,859,762
                                                                   ------------
Computer Hardware/Storage-2.3%
Dell Computer Corp.(a) ...........................      69,900        2,020,809
                                                                   ------------

Computer Services-1.1%
Concord EFS, Inc.(a) .............................      35,500          490,965
First Data Corp. .................................      12,800          502,144
                                                                   ------------
                                                                        993,109
                                                                   ------------
Computer Software-7.0%
Electronic Arts, Inc.(a) .........................       4,600          272,642
Intuit, Inc.(a) ..................................       6,400          248,192
Microsoft Corp. ..................................     194,700        4,978,479
Symantec Corp.(a) ................................      12,500          549,375
                                                                   ------------
                                                                      6,048,688
                                                                   ------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares            Value
--------------------------------------------------------------------------------

Internet Infrastructure-0.7%
eBay, Inc.(a) ....................................       6,000     $    556,620
                                                                   ------------

Semiconductor Capital Equipment-0.7%
Applied Materials, Inc.(a) .......................      40,900          597,140
                                                                   ------------

Semiconductor Components-5.2%
Intel Corp. ......................................      93,800        1,725,920
Marvell Technology Group, Ltd. (a) ...............      15,800          364,648
Maxim Integrated Products, Inc. ..................      26,200        1,029,398
Taiwan Semiconductor Manufacturing Co., Ltd.
   ADR (Taiwan)(a) ...............................     102,000          853,740
Texas Instruments, Inc. ..........................      30,700          567,643
                                                                   ------------
                                                                      4,541,349
                                                                   ------------
                                                                     19,617,477
                                                                   ------------
Consumer Services-21.7%
Broadcasting & Cable-9.1%
Clear Channel Communications, Inc.(a) ............      22,900          895,619
Comcast Corp.- Special Cl. A(a)(b) ...............      94,300        2,834,658
EchoStar Communications Corp. Cl. A(a) ...........       8,300          248,668
The E.W. Scripps Co. Cl. A .......................       3,700          293,225
Viacom, Inc. Cl. B(a) ............................      83,408        3,620,741
                                                                   ------------
                                                                      7,892,911
                                                                   ------------
Cellular Communications-2.1%
AT&T Wireless Services, Inc.(a) ..................      65,700          424,422
Vodafone Group PLC ADR (United Kingdom) ..........      69,900        1,381,224
                                                                   ------------
                                                                      1,805,646
                                                                   ------------
Entertainment & Leisure-0.4%
Harley-Davidson, Inc. ............................       7,500          333,300
                                                                   ------------

Retail-General Merchandise-10.1%
Kohl's Corp.(a) ..................................      49,800        2,828,640
Lowe's Cos., Inc. ................................      24,000        1,053,360
The Home Depot, Inc. .............................      37,050        1,042,217
Wal-Mart Stores, Inc.(b) .........................      68,000        3,829,760
                                                                   ------------
                                                                      8,753,977
                                                                   ------------
                                                                     18,785,834
                                                                   ------------
Healthcare-13.7%
Biotechnology-3.0%
Amgen, Inc.(a) ...................................      42,600        2,611,806
                                                                   ------------

Medical Products-5.4%
Boston Scientific Corp.(a) .......................      14,200          611,310
Johnson & Johnson ................................      13,300          749,588
Medtronic, Inc. ..................................      61,400        2,931,236
St. Jude Medical, Inc.(a) ........................       6,800          356,728
                                                                   ------------
                                                                      4,648,862
                                                                   ------------


--------------------------------------------------------------------------------
                  ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------
                                                     Shares or
Company                                           Contracts(c)            Value
--------------------------------------------------------------------------------

Medical Services-5.3%
Cardinal Health, Inc. ............................      12,900     $    713,112
UnitedHealth Group, Inc. .........................      33,500        3,086,355
WellPoint Health Networks, Inc.(a) ...............      10,200          774,588
                                                                   ------------
                                                                      4,574,055
                                                                   ------------
                                                                     11,834,723
                                                                   ------------
Consumer Staples-8.3%
Beverages-1.0%
Anheuser-Busch Cos., Inc. ........................      18,100          902,828
                                                                   ------------

Cosmetics-1.7%
Avon Products, Inc. ..............................      24,900        1,448,433
                                                                   ------------

Food-0.8%
Kraft Foods, Inc., Cl. A .........................      14,700          454,230
Wm. Wrigley Jr. Co. ..............................       4,700          266,537
                                                                   ------------
                                                                        720,767
                                                                   ------------
Household Products-3.1%
Colgate-Palmolive Co. ............................      20,100        1,149,117
The Procter & Gamble Co. .........................      17,200        1,545,420
                                                                   ------------
                                                                      2,694,537
                                                                   ------------
Retail-Food & Drug-1.7%
Walgreen Co. .....................................      47,800        1,475,108
                                                                   ------------
                                                                      7,241,673
                                                                   ------------
Capital Goods-2.5%
Miscellaneous-2.5%
General Electric Co. .............................      74,400        2,191,080
                                                                   ------------

Aerospace and Defense-0.6%
Aerospace-0.6%
Lockheed Martin Corp. ............................      10,200          510,510
                                                                   ------------

Total Common Stocks
   (cost $71,222,838) ............................                   82,681,432
                                                                   ------------

CALL OPTIONS PURCHASED(a)-5.2%
American International Group, Inc.
   expiring May '03 @ $35 ........................         590        1,342,250
Johnson & Johnson
   expiring Jan '04 @ $25 ........................         325        1,020,500
Pfizer, Inc.
   expiring Jan '04 @ $17.50 .....................       1,610        2,125,200
                                                                   ------------

Total Call Options Purchased
   (cost $4,802,168) .............................                    4,487,950
                                                                   ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                                          Value
--------------------------------------------------------------------------------

Total Investments-100.6%
   (cost $76,025,006) ............................                 $ 87,169,382
Other assets less liabilities-(0.6%) .............                     (512,894)
                                                                   ------------

Net Assets-100.0% ................................                 $ 86,656,488
                                                                   ============

                                                      Contracts(c)
                                                          (000)           Value
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN (See Note D)
Chicago Board Options Exchange
   NASDAQ 100 Index
   expiring May '03 @ $100 .......................          10     $    (34,300)
S&P 500 Index
   expiring May '03 @ $905 .......................          20          (44,800)
                                                                   ------------

Total Call Options Written
   (premiums received $59,010) ...................                 $    (79,100)
                                                                   ------------

(a)   Non-income producing securities

(b) Positions, or portion thereof, with an aggregate market value of $3,395,760, have been segregated to collateralize written call options.

(c)   One contract relates to 100 shares unless indicated otherwise.

      Glossary:
      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value (cost $76,025,006) ......     $  87,169,382
Receivable for investment securities sold ...................         2,372,777
Interest and dividends receivable ...........................            28,250
Receivable for capital stock sold ...........................            20,840
Other assets ................................................            10,000
                                                                  -------------
Total assets ................................................        89,601,249
                                                                  -------------
Liabilities
Outstanding options written
   (premiums received $59,010) ..............................            79,100
Due to custodian ............................................           945,196
Payable for investment securities purchased .................         1,335,482
Payable for capital stock redeemed ..........................           293,177
Advisory fee payable ........................................            76,780
Distribution fee payable ....................................            55,439
Administrative fee payable ..................................            46,091
Accrued expenses ............................................           113,496
                                                                  -------------
Total liabilities ...........................................         2,944,761
                                                                  -------------
Net Assets ..................................................     $  86,656,488
                                                                  =============
Composition of Net Assets
Capital stock, at par .......................................     $      12,122
Additional paid-in capital ..................................       213,949,832
Accumulated net investment loss .............................          (784,767)
Accumulated net realized loss on
   investment transactions ..................................      (137,644,985)
Net unrealized appreciation of investments ..................        11,124,286
                                                                  -------------
                                                                  $  86,656,488
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($25,590,185/3,490,749 shares of capital stock
   issued and outstanding) ..................................             $7.33
Sales charge--4.25% of public offering price ................               .33
                                                                          -----
Maximum offering price ......................................             $7.66
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($41,453,911/5,859,020 shares of capital stock
   issued and outstanding) ..................................             $7.08
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($19,612,392/2,772,086 shares of capital stock
   issued and outstanding) ..................................             $7.07
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $7,442) ..............................    $     344,147
Interest ...................................           36,063
                                                -------------
                                                                  $     380,210
Expenses
Advisory fee ...............................          500,346
Distribution fee--Class A ..................           40,012
Distribution fee--Class B ..................          217,973
Distribution fee--Class C ..................          103,525
Transfer agency ............................           90,343
Administrative fee .........................           70,000
Custodian ..................................           57,643
Printing ...................................           34,866
Audit and legal ............................           21,754
Registration ...............................           14,413
Directors' fees ............................            5,656
Dividends on securities sold short .........            2,075
Miscellaneous ..............................            6,654
                                                -------------
Total expenses .............................        1,165,260
Less: expense offset arrangement
   (see Note B) ............................             (283)
                                                -------------
Net expenses ...............................                          1,164,977
                                                                  -------------
Net investment loss ........................                           (784,767)
                                                                  -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions .................                         (8,331,872)
   Written options .........................                             58,907
   Short sales .............................                              9,158
   Futures contracts .......................                            (31,890)
Net change in unrealized
   appreciation/depreciation of:
   Investments .............................                          6,098,055
   Written options .........................                            (20,090)
                                                                  -------------
Net loss on investment transactions ........                         (2,217,732)
                                                                  -------------
Net Decrease in Net Assets from
   Operations ..............................                      $  (3,002,499)
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2003     October 31,
                                                  (unaudited)         2002
                                                ==============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................    $    (784,767)    $  (2,945,347)
Net realized loss on investment
   transactions ............................       (8,295,697)      (33,684,172)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................        6,077,965         5,389,592
                                                -------------     -------------
Net decrease in net assets from
   operations ..............................       (3,002,499)      (31,239,927)
Capital Stock Transactions
Net decrease ...............................      (18,122,936)      (75,227,062)
                                                -------------     -------------
Total decrease .............................      (21,125,435)     (106,466,989)
Net Assets
Beginning of period ........................      107,781,923       214,248,912
                                                -------------     -------------
End of period ..............................    $  86,656,488     $ 107,781,923
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Select Investor Series, Inc. (the "Company"), formerly Alliance Select Investor Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Biotechnology Portfolio, the Technology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Premier Portfolio. The Premier Portfolio (the "Fund") offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net un-


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

realized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the exdividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes premiums and amortizes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the exdividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.10% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 1000 Growth Index. The Basic Fee may be increased to as much as 1.40% annualized or decreased to as little as .80% annualized. The fee will equal 1.10% annualized if the performance of Class A shares equals the performance of the Index. The performance period for each month during the year will be a rolling 36 month period ending with the current month. During the six months ended April 30, 2003, the effective advisory fee was at the annualized rate of 1.10% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2003, such fees amounted to $70,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $39,182 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $283 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charge of $11 from the sale of Class A shares and $61,361 and $476 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on invest-ment transactions for the six months ended April 30, 2003, amounted to $490,287, of which $875 was paid to Sanford C. Bernstein & Co., LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,032,869 and $1,333,900 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2003, were as follows:

                                                  Purchases           Sales
                                                 ============      ============

Investment securities ....................       $102,944,382      $116,518,965
U.S. Government securities ...............                 -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for federal income tax purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the call options written) are as follows:

Gross unrealized appreciation ..........................           $ 12,265,832
Gross unrealized depreciation ..........................             (1,121,456)
                                                                   ------------
Net unrealized appreciation ............................           $ 11,144,376
                                                                   ============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Options Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) options on market indices and covered put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and any change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the options written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the costs basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the option written. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

Transactions in options written for the six months ended April 30, 2003 were as follows:

                                                   Number of
                                                   Contracts       Premiums
                                                 =============   =============

Options outstanding at April 30, 2002 .........             -0-  $          -0-
Options written ...............................          1,101         893,148
Options terminated in closing purchase
   transactions ...............................           (971)       (789,439)
Options expired ...............................           (100)        (44,699)
                                                 -------------   -------------
Options outstanding at April 30, 2003 .........             30   $      59,010
                                                 -------------   -------------

3. Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Distributions To Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                         2002         2001
                                                      ==========   ==========
Distributions paid from:
   Net long-term capital gains ....................   $       -0-  $3,381,676
                                                      ----------   ----------
Total distributions paid ..........................   $       -0-  $3,381,676
                                                      ==========   ==========

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................        $(122,609,121)(a)
Unrealized depreciation ...............................           (1,693,846)(b)
                                                               -------------
Total accumulated earnings/(deficit) ..................        $(124,302,967)
                                                               =============

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $122,609,121 of which $87,448,260 expires in the year 2009 and $35,160,861 expires in the year 2010.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales and losses on options.

NOTE F

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                   ------------------------------------    ------------------------------------
                                  Shares                                   Amount
                   ------------------------------------    ------------------------------------
                   Six Months Ended          Year Ended    Six Months Ended          Year Ended
                     April 30, 2003         October 31,      April 30, 2003         October 31,
                        (unaudited)                2002         (unaudited)                2002
                   ----------------------------------------------------------------------------
Class A
Shares sold               5,142,211          17,863,522       $  37,497,725       $ 148,196,218
-----------------------------------------------------------------------------------------------
Shares converted
  from Class B               37,178              87,087             252,162             785,323
-----------------------------------------------------------------------------------------------
Shares redeemed          (6,030,985)        (19,939,455)        (43,540,684)       (166,277,773)
-----------------------------------------------------------------------------------------------
Net decrease               (851,596)         (1,988,846)      $  (5,790,797)      $ (17,296,232)
===============================================================================================


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                   ------------------------------------    ------------------------------------
                                  Shares                                   Amount
                   ------------------------------------    ------------------------------------
                   Six Months Ended          Year Ended    Six Months Ended          Year Ended
                     April 30, 2003         October 31,      April 30, 2003         October 31,
                        (unaudited)                2002         (unaudited)                2002
                   ----------------------------------------------------------------------------
Class B
Shares sold                 198,755             962,283       $   1,376,913       $   8,785,332
-----------------------------------------------------------------------------------------------
Shares converted
  to Class A                (38,451)            (89,574)           (252,162)           (785,323)
-----------------------------------------------------------------------------------------------
Shares redeemed          (1,340,598)         (4,590,599)         (8,985,577)        (39,147,896)
-----------------------------------------------------------------------------------------------
Net decrease             (1,180,294)         (3,717,890)      $  (7,860,826)      $ (31,147,887)
===============================================================================================

Class C
Shares sold                 108,866             922,092       $     768,265       $   8,687,711
-----------------------------------------------------------------------------------------------
Shares redeemed            (767,919)         (4,123,291)         (5,239,578)        (35,470,654)
-----------------------------------------------------------------------------------------------
Net decrease               (659,053)         (3,201,199)      $  (4,471,313)      $ (26,782,943)
===============================================================================================

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------------
                                                                              Class A
                                     ---------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                                   July 29,
                                       April 30,                        Year Ended October 31,                   1998(a) to
                                            2003       -----------------------------------------------------    October 31,
                                     (unaudited)           2002           2001           2000           1999           1998
                                     ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........     $   7.44          $   9.19       $  14.21       $  14.18       $   9.53       $  10.00
                                     ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........         (.04)             (.11)          (.09)          (.20)          (.22)          (.03)
Net realized and unrealized
  gain (loss) on investment
  transactions .................         (.07)            (1.64)         (4.81)           .35           4.87           (.44)
                                     ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................         (.11)            (1.75)         (4.90)           .15           4.65           (.47)
                                     ---------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ...............           -0-               -0-          (.12)          (.12)            -0-            -0-
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period .     $   7.33          $   7.44       $   9.19       $  14.21       $  14.18       $   9.53
                                     =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        (1.48)%          (19.04)%       (34.77)%         1.02%         48.79%         (4.70)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............     $ 25,590          $ 32,325       $ 58,209       $118,233       $ 84,657       $ 25,835
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         2.05%(d)          1.86%          1.93%          1.69%          2.18%          2.50%(d)
  Expenses, before waivers/
    reimbursements .............         2.05%(d)          1.86%          1.93%          1.69%          2.20%          2.70%(d)
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales .....         2.05%(d)          1.86%          1.93%          1.69%          2.20%          2.70%(d)
  Net investment loss,
    net of waivers/
    reimbursements .............        (1.21)%(d)        (1.19)%         (.82)%        (1.24)%        (1.70)%        (1.19)%(d)
Portfolio turnover rate ........          121%              198%           345%           174%            87%            29%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------------
                                                                              Class B
                                     ---------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                                   July 29,
                                       April 30,                        Year Ended October 31,                   1998(a) to
                                            2003       -----------------------------------------------------    October 31,
                                     (unaudited)           2002           2001           2000           1999           1998
                                     ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........     $   7.21          $   8.97       $  13.96       $  14.03       $   9.49       $  10.00
                                     ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........         (.07)             (.17)          (.17)          (.30)          (.30)          (.04)
Net realized and unrealized
  gain (loss) on investment
  transactions .................         (.06)            (1.59)         (4.70)           .35           4.84           (.47)
                                     ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................         (.13)            (1.76)         (4.87)           .05           4.54           (.51)
                                     ---------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ...............           -0-               -0-          (.12)          (.12)            -0-            -0-
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period .     $   7.08          $   7.21       $   8.97       $  13.96       $  14.03       $   9.49
                                     =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        (1.80)%          (19.62)%       (35.18)%          .31%         47.84%         (5.10)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............     $ 41,454          $ 50,730       $ 96,527       $174,402       $115,624       $ 38,887
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         2.77%(d)          2.57%          2.64%          2.40%          2.87%          3.20%(d)
  Expenses, before waivers/
    reimbursements .............         2.77%(d)          2.57%          2.64%          2.40%          2.89%          3.39%(d)
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales .....         2.77%(d)          2.57%          2.64%          2.39%          2.89%          3.39%(d)
  Net investment loss,
    net of waivers/
    reimbursements .............        (1.94)%(d)        (1.90)%        (1.54)%        (1.95)%        (2.40)%        (1.87)%(d)
Portfolio turnover rate ........          121%              198%           345%           174%            87%            29%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ---------------------------------------------------------------------------------------
                                                                              Class C
                                     ---------------------------------------------------------------------------------------
                                      Six Months
                                           Ended                                                                   July 29,
                                       April 30,                        Year Ended October 31,                   1998(a) to
                                            2003       -----------------------------------------------------    October 31,
                                     (unaudited)           2002           2001           2000           1999           1998
                                     ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........     $   7.21          $   8.97       $  13.96       $  14.03       $   9.50       $  10.00
                                     ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........         (.07)             (.17)          (.17)          (.31)          (.30)          (.04)
Net realized and unrealized
  gain (loss) on investment
  transactions .................         (.07)            (1.59)         (4.70)           .36           4.83           (.46)
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations ..............         (.14)            (1.76)         (4.87)           .05           4.53           (.50)
                                     ---------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ...............           -0-               -0-          (.12)          (.12)            -0-            -0-
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period .     $   7.07          $   7.21       $   8.97       $  13.96       $  14.03       $   9.50
                                     =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  .......        (1.94)%          (19.62)%       (35.18)%          .31%         47.68%         (5.00)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............     $ 19,612          $ 24,727       $ 59,513       $105,370       $ 61,517       $ 20,904
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         2.77%(d)          2.59%          2.63%          2.39%          2.87%          3.20%(d)
  Expenses, before waivers/
    reimbursements .............         2.77%(d)          2.59%          2.63%          2.39%          2.89%          3.39%(d)
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales .....         2.77%(d)          2.59%          2.63%          2.39%          2.89%          3.39%(d)
  Net investment loss,
    net of waivers/
    reimbursements .............        (1.94)%(d)        (1.93)%        (1.54)%        (1.95)%        (2.40)%        (1.85)%(d)
Portfolio turnover rate ........          121%              198%           345%           174%            87%            29%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
John A. Koltes, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
                 ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO o 27

---------------------------------
ALLIANCEBERNSTEIN FAMILY OF FUNDS
---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO

AllianceBernstein Select Investor Series Premier Portfolio
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

SM This service mark used under license from the owner, Alliance Capital Management L.P.

SISPPSR0403

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003